UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
 (Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2010

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
SemGroup, L.P.	CONSENT SOLICITATION	81662TAA3	N/A

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Solicitation of consents from holders of the 8.75% Senior Unsecured Notes held as of 7/22/09 pertaining to the Plan of Reorganization.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE NORTH AMERICAN ENERGY CORPORATION

Date: August 16, 2010	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer